Other Financial Liabilities - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Jan. 08, 2019
Disclosure of contingent liabilities [line items]
Contingent liability, term of payments	20 years
Shire
Disclosure of contingent liabilities [line items]
Contingent liability - fair value of potential payments	¥ 83,802	¥ 52,046